Condensed financial information of the parent company (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (3,288,107)	$ 962,740	$ 1,509,332
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Expensed deferred IPO costs		150,000
Changes in operating assets and liabilities:
NET CASH (USDED IN) PROVIDED BY OPERATING ACTIVITIES	(1,136,434)	826,537	(810,743)
CASH FLOWS FROM INVESTING ACTIVITIES:
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(1,839,437)	(202,737)	197,922
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments for deferred offering costs	(1,103,741)	(60,744)	(7,145)
Gross proceeds from issuance of ordinary shares in the IPO	5,600,000
Proceeds received from shareholder loans	6,685	15,987	36,913
NET CASH PROVIDED BY FINANCING ACTIVITIES	5,215,992	83,639	463,548
CASH AND RESTRICTED CASH, BEGINNING OF YEAR	1,157,314	414,619	573,266
CASH AND RESTRICTED CASH, END OF YEAR	3,411,432	1,157,314	414,619
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	(3,288,107)	962,740	1,509,332
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Expensed deferred IPO costs		150,000
Equity loss (income) of subsidiaries	1,482,269	(1,112,740)	(1,509,332)
Changes in operating assets and liabilities:
Other receivables	(116,250)
Other payables	704,422
NET CASH (USDED IN) PROVIDED BY OPERATING ACTIVITIES	(1,217,666)
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans to subsidiaries	(3,974,656)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(3,974,656)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments for deferred offering costs	(1,103,741)
Gross proceeds from issuance of ordinary shares in the IPO	5,600,000
Proceeds received from shareholder loans	996,063
NET CASH PROVIDED BY FINANCING ACTIVITIES	5,492,322
CHANGES IN CASH	300,000
CASH AND RESTRICTED CASH, BEGINNING OF YEAR
CASH AND RESTRICTED CASH, END OF YEAR	$ 300,000